Schedule of Investments (unaudited) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO 10 Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)	USD	772	$407,153
Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.95%, 10/25/58(a)(b)		1,268	1,272,842
Anchorage Capital CLO Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.75%, 01/28/31(a)(c)		250	238,035
ARES LI CLO Ltd., Series 2019-51A, Class E, (3 mo. LIBOR US + 6.49%), 6.77%, 04/15/31(a)(c)		300	273,396
Ares LV CLO Ltd., Series 2020-55A, Class D, (3 mo. LIBOR US + 4.83%), 5.07%, 04/15/31(a)(c)		750	749,054
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class E, (3 mo. LIBOR US + 6.90%), 7.18%, 10/15/32(a)(c)		500	471,960
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.97%, 10/20/32(a)(c)		250	250,838
CarVal CLO II Ltd.(a)(c) Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.42%, 04/20/32		2,000	1,999,957
Series 2019-1A, Class E, (3 mo. LIBOR US + 6.75%), 7.02%, 04/20/32		250	238,776
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.71%, 07/20/32(a)(c)		1,300	1,204,674
Cedar Funding II CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.84%, 06/09/30(a)(c)		1,050	1,032,669
Cent CLO Ltd.(a)(c) Series 2013-19A, Class C, (3 mo. LIBOR US + 3.30%), 3.57%, 10/29/25		700	670,229
Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.16%, 07/16/31		250	239,672
Elmwood CLO II Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.80%), 7.07%, 04/20/31(a)(c)		250	237,226
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.24%, 10/15/32(a)(c)		500	486,221
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.23%, 10/15/30(a)(c)		1,500	1,430,699
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.92%, 04/20/29(a)(c)		300	278,466
GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.35%), 0.50%, 12/25/35(c)		3,371	1,364,498
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.80%, 01/20/33(a)(c)		250	230,862
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.52%, 01/20/29(a)(c)		560	542,092
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 3.97%, 04/20/26(a)(c)		800	790,336
Madison Park Funding XXXII Ltd., Series 2018-32A, Class E, (3 mo. LIBOR US + 7.10%), 7.36%, 01/22/31(a)(c)		750	722,482
Mariner CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 7.16%, 04/30/32(a)(c)		1,250	1,177,816
Mariner Finance Issuance Trust(a) Series 2019-AA, Class D, 5.44%, 07/20/32		900	841,978
Series 2020-AA, Class D, 5.75%, 08/21/34		200	193,809

Security		Par (000)		Value

Asset-Backed Securities (continued)
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(a)	USD	378		$371,412
Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.80%, 06/25/29(a)(b)		1,500		1,500,298
OCP CLO Ltd.(a) Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.26%, 04/24/29(c)		300		284,802
Series 2014-7A, Class B1RR, 2.52%, 07/20/29(b)		500		485,536
Series 2019-16A, Class E, 6.89%, 01/20/32(b)		250		231,814
Series 2019-17A, Class E, (3 mo. LIBOR US + 6.66%), 6.93%, 07/20/32(c)		1,500		1,405,396
OHA Credit Partners VII Ltd., Series 2012-7A, Class DR, (3 mo. LIBOR US + 4.20%), 4.45%, 11/20/27(a)(c)		1,000		993,322
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 2.96%, 01/22/29(a)(c)		1,000		993,895
Palmer Square Loan Funding Ltd.(a) Series 2019-2A, Class C, 3.52%, 04/20/27(b)		1,025		942,678
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 3.65%, 08/20/27(c)		1,750		1,713,499
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 3.51%, 10/24/27(c)		600		582,666
Recette Clo Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.75%), 3.02%, 10/20/27(a)(c)		1,000		959,184
Rockford Tower CLO Ltd.(a) Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.92%, 10/20/30(c)		430		398,901
Series 2017-3A, Class SUB, 0.00%, 10/20/30(b)		250		122,326
Series 2018-1A, Class SUB, 0.00%, 05/20/31(b)		250		118,768
Series 2018-2A, Class SUB, 0.00%, 10/20/31(b)		250		116,583
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.29%), 0.44%, 01/25/47(c)(d)		2,762		2,280,938
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(a)(e)		—	(f)	124,404
Sound Point CLO XXIV, Series 2019-3A, Class D, (3 mo. LIBOR US + 4.11%), 4.35%, 10/25/32(a)(c)		1,500		1,460,128
Sun Country, 7.00%, 12/15/23(e)		288		236,312
TCI-Flatiron CLO Ltd., Series 2016-1A, Class DR, 4.07%, 07/17/28(a)(c)		750		744,607
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 5.78%, 01/15/31(a)(c)		2,450		2,209,897
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 5.99%, 07/25/31(a)(c)		250		219,485
TRESTLES CLO III Ltd., Series 2020-3A, Class SUB, 0.00%, 01/20/33(a)(b)		250		188,782
TRESTLES CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.65%), 3.89%, 07/25/29(a)(c)		1,000		986,902
Voya CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.89%, 07/25/26(a)(c)		250		234,275
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.52%, 07/20/28(a)(c)		1,000		958,536

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
York CLO Ltd.(a)(c)
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.87%, 10/20/29	USD	500	$485,332
Series 2016-2A, Class ER, (3 mo. LIBOR US + 6.75%), 7.02%, 04/20/32		500	432,221

Total Asset-Backed Securities — 29.1% (Cost: $40,956,165)			39,128,639

		Shares

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust		2,000	15,900

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(g)		2,850	159,771

Oil, Gas & Consumable Fuels — 0.1%
CA Resources Corp.(d)		7,240	94,120

Total Common Stocks — 0.2% (Cost: $228,935)			269,791

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.6%
Rolls-Royce PLC, 0.88%, 05/09/24	EUR	100	101,570
TransDigm, Inc., 6.25%, 03/15/26(a)(h)	USD	730	762,336

			863,906

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(a)(h)		17	18,006

Airlines — 0.6%
American Airlines Group, Inc., 3.93%, 12/15/24(e)		109	95,069
Avianca Holdings SA, 9.00%, 05/10/23(a)(g)(i)		1,000	156,875
Gol Finance SA, 7.00%, 01/31/25(a)(h)		400	278,808
Latam Finance Ltd., 6.88%, 04/11/24(a)(g)(i)		750	277,734

			808,486

Auto Components — 0.4%
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(a)(h)		144	150,991
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(j)	EUR	100	117,461
ZF Finance GmbH 3.00%, 09/21/25		100	114,017
3.75%, 09/21/28		100	113,435

			495,904

Automobiles — 0.5%
Ford Motor Credit Co. LLC, 5.58%, 03/18/24(h)	USD	597	621,022

Banks — 0.8%
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(h)(k)(l)		400	388,200
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(h)(l)		250	241,485

Security		Par (000)	Value

Banks (continued)
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%(k)(l)	USD	200	$200,000
Itau Unibanco Holding SA, 5.13%, 05/13/23(a)		212	223,461

			1,053,146

Beverages — 1.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27	GBP	100	129,321
Ball Corp. 5.25%, 07/01/25	USD	17	19,243
4.88%, 03/15/26		13	14,495
Central American Bottling Corp., 5.75%, 01/31/27(a)(h)		600	621,781
Mauser Packaging Solutions Holding Co. 4.75%, 04/15/24	EUR	100	114,008
5.50%, 04/15/24(a)(h)	USD	402	403,423
OI European Group BV, 2.88%, 02/15/25	EUR	100	115,226

			1,417,497

Building Materials — 0.1%
Cemex SAB de CV, 3.13%, 03/19/26		100	117,428
Masonite International Corp., 5.38%, 02/01/28(a)	USD	9	9,598
Standard Industries, Inc.(a) 5.00%, 02/15/27		9	9,360
4.75%, 01/15/28(h)		35	36,312
US Concrete, Inc., 6.38%, 06/01/24		3	3,094

			175,792

Capital Markets — 0.2%
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(j)	EUR	200	235,662

Chemicals — 1.7%
Arkema SA, (5 year EUR Swap + 2.87%), 2.75%(k)(l)		300	358,858
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25		100	117,157
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(l)	USD	245	246,608
ELM BV for Firmenich International SA, (5 year EUR Swap + 4.39%), 3.75%(k)(l)	EUR	100	122,404
Equate Petrochemical BV, 4.25%, 11/03/26(a)(h)	USD	224	234,736
NOVA Chemicals Corp., 4.88%, 06/01/24(a)(h)		621	616,544
OCI NV, 5.00%, 04/15/23	EUR	100	119,935
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(a)(h)	USD	400	464,125

			2,280,367

Commercial Services & Supplies — 1.0%
AMN Healthcare, Inc., 4.63%, 10/01/27(a)(h)		99	101,475
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(a)(h)		476	498,610
United Rentals North America, Inc. 4.63%, 10/15/25		13	13,293
5.88%, 09/15/26		17	17,914
5.50%, 05/15/27		17	18,041
3.88%, 11/15/27		13	13,390
4.88%, 01/15/28(h)		479	502,950
5.25%, 01/15/30		13	14,186
Verisure Midholding AB, 5.75%, 12/01/23	EUR	100	117,051

			1,296,910

Construction & Engineering — 0.1%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(k)(l)		100	109,934

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials — 0.4%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(a)	USD	12	$12,195
H&E Equipment Services, Inc., 5.63%, 09/01/25		17	17,723
KAR Auction Services, Inc., 5.13%, 06/01/25(a)(h)		444	443,991

			473,909

Consumer Discretionary — 0.2%
Amadeus IT Group SA, 1.88%, 09/24/28	EUR	200	228,887

Consumer Finance — 0.7%
Muthoot Finance Ltd. 6.13%, 10/31/22(a)(h)	USD	750	761,484
4.40%, 09/02/23		200	195,063

			956,547

Containers & Packaging — 0.3%
Suzano Austria GmbH, 7.00%, 03/16/47(a)(h)		400	469,384

County/City/Special District/School District — 0.0%
Hanesbrands, Inc., 4.63%, 05/15/24(a)(h)		16	16,637
Under Armour, Inc., 3.25%, 06/15/26		10	9,425

			26,062

Diversified Financial Services — 0.9%
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	121,729
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)(h)	USD	214	153,010
Barclays PLC, (5 year EUR Swap + 2.45%), 2.63%, 11/11/25(l)	EUR	100	117,328
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	130,110
Credit Agricole SA, (5 year USD Swap + 4.90%), 7.88%(h)(k)(l)	USD	200	221,000
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	100	108,100
Intrum AB, 2.75%, 07/15/22		10	11,693
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)(h)	USD	200	183,125
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22		200	188,062

			1,234,157

Diversified Telecommunication Services — 0.7%
Level 3 Financing, Inc. 5.25%, 03/15/26		13	13,467
4.63%, 09/15/27(a)		17	17,468
4.25%, 07/01/28(a)(h)		267	271,091
3.63%, 01/15/29(a)(h)		216	213,300
Oi SA, (10% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)(j)		200	192,156
SoftBank Group Corp. 4.00%, 04/20/23	EUR	100	121,114
4.75%, 07/30/25		100	124,866

			953,462

Electric Utilities — 1.9%
EDP - Energias de Portugal SA, (5 year EUR Swap + 4.29%), 4.50%, 04/30/79(l)		200	252,953
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)(h)	USD	253	252,646
Energuate Trust, 5.88%, 05/03/27(a)(h)		750	778,828
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 07/17/49(h)		200	220,313
PG&E Corp., 5.00%, 07/01/28(h)		182	176,540

Security		Par (000)	Value

Electric Utilities (continued)
Talen Energy Supply LLC(a)(h)
7.25%, 05/15/27	USD	642	$639,830
6.63%, 01/15/28		274	265,437

			2,586,547

Energy Equipment & Services — 0.3%
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)(h)		474	436,635

Environmental, Maintenance, & Security Service — 0.0%
Clean Harbors, Inc., 4.88%, 07/15/27(a)		9	9,337

Equity Real Estate Investment Trusts (REITs) — 1.5%
Fortune Star BVI Ltd.
6.75%, 07/02/23		200	206,250
6.85%, 07/02/24		200	206,000
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30(h)		17	17,510
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25(h)		16	16,160
4.88%, 04/01/27		10	10,159
Hyatt Hotels Corp., 5.38%, 04/23/25(h)		104	111,962
Marriott International, Inc.
4.63%, 06/15/30		50	53,547
3.50%, 10/15/32(h)		232	230,229
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a)(h)		266	273,980
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		13	13,347
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24(h)		450	477,126
4.50%, 09/01/26		9	9,131
5.75%, 02/01/27		13	14,007
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 08/01/26		9	9,270
5.00%, 10/15/27(h)		24	25,025
4.63%, 08/01/29(h)		16	16,648
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		12	11,063
Service Properties Trust
4.50%, 06/15/23(h)		242	237,325
7.50%, 09/15/25		27	28,693
Wyndham Destinations, Inc., 6.63%, 07/31/26(a)		90	94,285
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		9	9,157

			2,070,874

Food & Staples Retailing — 0.9%
Albertsons Cos., Inc.
3.50%, 02/15/23(a)		13	13,218
5.75%, 03/15/25(h)		18	18,568
7.50%, 03/15/26(a)		10	10,970
5.88%, 02/15/28(a)		13	13,878
4.88%, 02/15/30(a)(h)		17	17,722
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)(h)		23	23,533
Cydsa SAB de CV, 6.25%, 10/04/27(a)(h)		400	403,125
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)(h)		600	579,375
Lamb Weston Holdings, Inc.(a)(h)
4.63%, 11/01/24		14	14,595
4.88%, 11/01/26		14	14,595
Picard Groupe SAS, (3 mo. Euribor + 3.00%), 3.00%, 11/30/23(c)	EUR	100	113,723

			1,223,302

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products — 0.6%
Aramark Services, Inc.
4.75%, 06/01/26	USD	9	$9,106
5.00%, 02/01/28(a)(h)		20	20,150
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		9	9,450
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(a)		33	35,805
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc.(a)
6.50%, 04/15/29		24	26,639
5.50%, 01/15/30		22	23,946
MHP Lux SA, 6.25%, 09/19/29(a)(h)		300	285,000
Minerva Luxembourg SA, 6.50%, 09/20/26(a)(h)		400	415,500
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)(h)		15	15,488

			841,084

Health Care Providers & Services — 2.3%
Acadia Healthcare Co, Inc., 5.50%, 07/01/28(a)		20	20,570
Centene Corp.
5.38%, 06/01/26(a)(h)		31	32,666
5.38%, 08/15/26(a)		13	13,769
4.25%, 12/15/27(h)		43	44,997
4.63%, 12/15/29(h)		61	65,798
DaVita, Inc., 4.63%, 06/01/30(a)(h)		422	432,255
HCA, Inc.(h)
5.38%, 02/01/25		45	49,275
5.88%, 02/15/26		26	29,120
5.38%, 09/01/26		17	18,785
5.63%, 09/01/28		26	29,743
5.88%, 02/01/29		17	19,805
3.50%, 09/01/30		535	545,101
Molina Healthcare, Inc., 5.38%, 11/15/22		12	12,540
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25	EUR	100	118,103
Select Medical Corp., 6.25%, 08/15/26(a)(h)	USD	360	374,400
Teleflex, Inc., 4.63%, 11/15/27		9	9,473
Tenet Healthcare Corp.
4.63%, 09/01/24(a)(h)		384	387,118
5.13%, 05/01/25(h)		25	25,233
4.88%, 01/01/26(a)(h)		654	665,877
6.25%, 02/01/27(a)(h)		26	26,837
5.13%, 11/01/27(a)(h)		26	26,707
4.63%, 06/15/28(a)		23	23,331
Universal Health Services, Inc., 2.65%, 10/15/30(a)		63	62,701

			3,034,204

Hotels, Restaurants & Leisure — 2.7%
1011778 BC ULC/New Red Finance, Inc.(a)
5.00%, 10/15/25		6	6,152
3.88%, 01/15/28		13	13,244
Boyd Gaming Corp.
8.63%, 06/01/25(a)		39	42,755
4.75%, 12/01/27(h)		186	182,513
Caesars Entertainment, Inc.(a)(h)
6.25%, 07/01/25		228	238,316
8.13%, 07/01/27		146	154,760
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(a)		68	70,125
Carlson Travel, Inc., 6.75%, 12/15/23(a)(h)		752	575,280
Cedar Fair LP, 5.25%, 07/15/29		9	8,640
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(a)(h)		102	105,060

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op (continued)
5.38%, 04/15/27	USD	9	$8,955
Churchill Downs, Inc.(a)
5.50%, 04/01/27		10	10,438
4.75%, 01/15/28		9	9,045
Golden Entertainment, Inc., 7.63%, 04/15/26(a)(h)		34	33,575
International Game Technology PLC, 6.50%, 02/15/25(a)(h)		582	619,102
IRB Holding Corp., 7.00%, 06/15/25(a)		72	76,770
Melco Resorts Finance Ltd., 5.25%, 04/26/26		200	202,000
MGM Resorts International
5.75%, 06/15/25(h)		12	12,586
4.63%, 09/01/26		7	6,965
5.50%, 04/15/27(h)		12	12,540
Scientific Games International, Inc.,
7.00%, 05/15/28(a)(h)		194	194,475
SeaWorld Parks & Entertainment, Inc.(a)
8.75%, 05/01/25		310	327,825
9.50%, 08/01/25		148	153,766
Sisal Group SpA, 7.00%, 07/31/23	EUR	69	81,396
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)(h)
5.50%, 03/01/25	USD	31	29,256
5.25%, 05/15/27		16	14,880
Wynn Macau Ltd., 5.50%, 01/15/26		200	197,100
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)(h)		213	202,882

			3,590,401

Household Durables — 4.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.(a)(h)
9.88%, 04/01/27		456	501,600
6.63%, 01/15/28		216	217,080
Brookfield Residential Properties, Inc./Brookfield
Residential U.S. Corp., 6.25%, 09/15/27(a)(h)		234	235,971
Century Communities, Inc., 6.75%, 06/01/27(h)		44	46,420
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)(h)		600	670,620
Forestar Group, Inc., 8.00%, 04/15/24(a)(h)		699	739,193
Lennar Corp.
4.75%, 05/30/25		9	9,822
4.75%, 11/29/27(h)		16	18,268
M/I Homes, Inc., 4.95%, 02/01/28(h)		225	231,750
Mattamy Group Corp., 5.25%, 12/15/27(a)		9	9,248
Newell Brands, Inc., 4.70%, 04/01/26(h)		35	37,275
PulteGroup, Inc.
5.50%, 03/01/26(h)		597	680,580
5.00%, 01/15/27		10	11,313
Taylor Morrison Communities, Inc.(a)(h)
5.88%, 06/15/27		270	297,000
5.75%, 01/15/28		914	993,975
Tempur Sealy International, Inc., 5.50%, 06/15/26		10	10,380
TRI Pointe Group, Inc.
5.25%, 06/01/27(h)		705	752,587
5.70%, 06/15/28		18	19,710
William Lyon Homes, Inc., 6.63%, 07/15/27(a)(h)		604	647,456

			6,130,248

Household Products — 0.0%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23(a)		40	40,550

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp.(a)(h)
4.50%, 02/15/28	USD	588	$602,194
5.13%, 03/15/28		578	598,230
Greenko Dutch BV, 5.25%, 07/24/24		200	203,437
NRG Energy, Inc.
7.25%, 05/15/26		17	18,093
6.63%, 01/15/27(h)		21	22,207
5.75%, 01/15/28		14	15,103
5.25%, 06/15/29(a)		13	14,138
ReNew Power Synthetic, 6.67%, 03/12/24(h)		200	206,250

			1,679,652

Insurance(l) — 1.0%
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(h)(k)		200	214,500
ASR Nederland NV, (5 year EUR Swap + 4.00%), 3.38%, 05/02/49	EUR	400	500,407
Assicurazioni Generali SpA, (3 mo. Euribor + 5.35%), 5.00%, 06/08/48		200	269,957
AXA SA, (3 mo. LIBOR GBP + 3.27%), 5.63%, 01/16/54	GBP	250	398,287

			1,383,151

Interactive Media & Services — 0.2%
Netflix, Inc.(h)
5.88%, 02/15/25	USD	14	15,785
4.38%, 11/15/26		17	18,509
4.88%, 04/15/28		28	31,290
5.88%, 11/15/28		33	39,376
6.38%, 05/15/29		14	17,220
5.38%, 11/15/29(a)		16	18,858
4.88%, 06/15/30(a)		17	19,380
United Group BV, 4.88%, 07/01/24	EUR	100	118,417

			278,835

Internet Software & Services — 0.2%
Expedia Group, Inc., 6.25%, 05/01/25(a)(h)	USD	193	212,861

Machinery — 0.4%
Colfax Corp., 6.00%, 02/15/24(a)		10	10,363
KION Group AG, 1.63%, 09/24/25	EUR	100	117,339
Terex Corp., 5.63%, 02/01/25(a)	USD	10	10,025
Vertical Midco GmbH
4.38%, 07/15/27	EUR	100	119,062
(3 mo. Euribor + 4.75%), 4.75%, 07/15/27(c)		100	117,531
Vertical US Newco, Inc., 5.25%, 07/15/27(a)	USD	200	207,853

			582,173

Media — 2.6%
Altice Financing SA, 2.25%, 01/15/25	EUR	100	112,192
AMC Networks, Inc.
5.00%, 04/01/24	USD	17	17,383
4.75%, 08/01/25(h)		14	14,472
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)(h)		306	293,836
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)(h)		791	559,632
iHeartCommunications, Inc.
6.38%, 05/01/26		14	14,491
5.25%, 08/15/27(a)		13	12,675
4.75%, 01/15/28(a)		9	8,482
Lamar Media Corp.
5.75%, 02/01/26		11	11,358

Security		Par (000)	Value

Media (continued)
Lamar Media Corp. (continued)
3.75%, 02/15/28(a)	USD	10	$9,950
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(k)(l)		250	248,516
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(a)(h)		300	315,114
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)
5.00%, 08/15/27		11	10,725
4.63%, 03/15/30		9	8,640
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	200	256,934
SES SA, (5 year EUR Swap + 5.40%), 5.63%(k)(l)	EUR	400	495,346
Sirius XM Radio, Inc.(a)(h)
4.63%, 07/15/24	USD	406	419,956
5.00%, 08/01/27		54	56,295
5.50%, 07/01/29		48	51,480
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	114,924
TEGNA, Inc.(a)(h)
4.63%, 03/15/28	USD	150	146,670
5.00%, 09/15/29		19	18,762
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	200	229,800

			3,427,633

Metals & Mining — 1.8%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24	USD	200	204,999
Commercial Metals Co.(h)
4.88%, 05/15/23		72	74,880
5.75%, 04/15/26		21	21,840
5.38%, 07/15/27		541	570,593
FMG Resources August 2006 Pty Ltd.(a)
4.75%, 05/15/22		13	13,309
5.13%, 03/15/23		9	9,392
5.13%, 05/15/24		13	13,877
4.50%, 09/15/27		10	10,675
Freeport-McMoRan, Inc.
5.00%, 09/01/27		10	10,445
5.25%, 09/01/29		10	10,750
HTA Group Ltd., 7.00%, 12/18/25(a)		200	208,500
Nexa Resources SA, 5.38%, 05/04/27(a)(h)		400	416,500
thyssenkrupp AG
1.88%, 03/06/23	EUR	43	47,038
2.88%, 02/22/24		200	219,893
Vale Overseas Ltd., 3.75%, 07/08/30	USD	135	138,679
Vedanta Resources Finance II PLC, 8.00%, 04/23/23(h)		200	157,062
Vedanta Resources Ltd., 7.13%, 05/31/23(h)		200	152,750
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		200	200,494

			2,481,676

Oil, Gas & Consumable Fuels — 6.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(h)(m)		247	184,636
Buckeye Partners LP
4.13%, 03/01/25(a)(h)		87	82,650
3.95%, 12/01/26		10	9,318
Callon Petroleum Co., 6.25%, 04/15/23(h)		494	158,080
Centennial Resource Production LLC(a)(h)
5.38%, 01/15/26		834	333,600
6.88%, 04/01/27		51	20,782
Cheniere Corpus Christi Holdings LLC,
5.13%, 06/30/27(h)		475	528,742
Cheniere Energy Partners LP(h)
5.63%, 10/01/26		19	19,760
4.50%, 10/01/29		165	169,252
5.25%, 10/01/25		26	26,598

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp., 11.50%, 01/01/25(a)(g)(i)	USD	478	$64,530
Citgo Holding, Inc., 9.25%, 08/01/24(a)(h)		38	36,195
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)(h)		42	39,585
DCP Midstream Operating LP
5.38%, 07/15/25(h)		14	14,435
5.13%, 05/15/29		10	9,850
eG Global Finance PLC
3.63%, 02/07/24	EUR	100	113,296
4.38%, 02/07/25		100	110,796
Endeavor Energy Resources LP/EER Finance, Inc.(a)
5.50%, 01/30/26	USD	9	8,933
5.75%, 01/30/28		17	17,085
Geopark Ltd., 6.50%, 09/21/24(a)(h)		316	297,040
Hilong Holding Ltd., 8.25%, 09/26/22(g)(h)(i)		200	99,750
Leviathan Bond Ltd., 5.75%, 06/30/23(a)		165	169,950
Matador Resources Co., 5.88%, 09/15/26(h)		18	15,047
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(a)		59	60,180
Neptune Energy Bondco PLC, 6.63%, 05/15/25(a)(h)		200	178,384
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(h)		346	440,425
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(a)(h)		169	173,228
PDC Energy, Inc., 5.75%, 05/15/26		10	9,286
Petrobras Global Finance BV(h)
5.30%, 01/27/25		700	758,712
6.00%, 01/27/28		253	280,147
5.60%, 01/03/31		338	361,055
Petroleos Mexicanos(h)
6.88%, 08/04/26		199	191,518
5.35%, 02/12/28		300	258,210
6.50%, 01/23/29		400	358,168
Puma International Financing SA, 5.13%, 10/06/24(a)		400	354,000
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)(h)		353	363,872
Santos Finance Ltd., 5.25%, 03/13/29(h)		200	220,211
Shelf Drilling Holdings Ltd., 8.75%, 11/15/24(a)(e)		542	433,600
SM Energy Co., 10.00%, 01/15/25(a)		168	159,600
Stoneway Capital Corp.(g)(i)
10.00%, 03/01/27(a)		708	284,936
10.00%, 03/01/27		252	101,152
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23		17	17,085
5.50%, 02/15/26		14	13,982
6.00%, 04/15/27(h)		21	21,577
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25		9	8,978
5.88%, 04/15/26		17	17,454
5.38%, 02/01/27		9	9,051
6.50%, 07/15/27		13	13,552
5.00%, 01/15/28		13	12,675
6.88%, 01/15/29		13	13,906
5.50%, 03/01/30(a)		17	17,018
Transocean Guardian Ltd., 5.88%, 01/15/24(a)(h)		76	48,801
Ultrapar International SA, 5.25%, 06/06/29(a)(h)		242	251,302
WPX Energy, Inc., 5.88%, 06/15/28		16	16,720
YPF SA, 8.50%, 06/27/29(a)(h)		262	183,117

			8,161,812

Security		Par (000)	Value

Pharmaceuticals — 0.6%
Bausch Health Cos., Inc.(a)
5.50%, 11/01/25(h)	USD	30	$30,788
5.75%, 08/15/27		9	9,551
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)		9	9,445
Elanco Animal Health, Inc.
5.27%, 08/28/23		13	13,943
5.90%, 08/28/28		13	15,015
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(a)		39	40,706
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24	EUR	200	228,346
Rossini Sarl 6.75%, 10/30/25		200	246,332
(3 mo. Euribor + 3.88%), 3.88%, 10/30/25(c)		100	114,900
Synlab Bondco PLC, (3 mo. Euribor + 4.75%), 4.75%, 07/01/25(c)		100	118,494

			827,520

Producer Durables: Miscellaneous — 0.1%
Boxer Parent Co., Inc., 6.50%, 10/02/25		100	120,894

Real Estate Management & Development — 7.2%
ADO Properties SA, 3.25%, 08/05/25		200	236,336
Agile Group Holdings Ltd., 5.75%, 01/02/25	USD	200	196,000
Central China Real Estate Ltd.
6.75%, 11/08/21(h)		200	200,838
7.25%, 08/13/24		200	193,500
CFLD Cayman Investment Ltd., 8.60%, 04/08/24(h)		400	370,375
China Aoyuan Group Ltd., 7.95%, 02/19/23(h)		200	207,000
China Evergrande Group
12.00%, 01/22/24		200	175,375
10.50%, 04/11/24		200	160,500
China SCE Group Holdings Ltd.(h)
8.75%, 01/15/21		200	201,000
7.25%, 04/19/23		200	203,063
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25		200	200,688
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25		200	221,750
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24	EUR	100	107,760
Easy Tactic Ltd.(h)
8.63%, 02/27/24	USD	200	171,688
8.13%, 07/11/24		200	167,500
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22(h)		400	409,750
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(h)		467	466,766
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		200	193,438
Greenland Global Investment Ltd., (3 mo. LIBOR US + 4.85%), 5.08%, 09/26/21(c)(h)		200	197,000
Howard Hughes Corp.(a)(h)
5.38%, 03/15/25		133	135,141
5.38%, 08/01/28		451	450,770
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	79,750
Kaisa Group Holdings Ltd. 11.95%, 10/22/22(h)		200	206,500
9.38%, 06/30/24		200	187,750
KWG Group Holdings Ltd., 7.40%, 03/05/24		200	205,562
Logan Group Co. Ltd., 6.50%, 07/16/23		200	203,687
No Va Land Investment Group Corp., 5.50%, 04/27/23(n)		200	202,958
Powerlong Real Estate Holdings Ltd.
6.95%, 04/17/21(h)		200	200,982
7.13%, 11/08/22		200	206,000

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Redsun Properties Group Ltd., 10.50%, 10/03/22	USD	200	$205,687
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24		200	205,937
Series 2019-A, 6.00%, 09/04/25		200	198,500
Ronshine China Holdings Ltd., 8.95%, 01/22/23		200	204,375
Scenery Journey Ltd., 11.50%, 10/24/22(h)		400	362,000
Shimao Group Holdings Ltd., 5.60%, 07/15/26(h)		200	218,562
Shui On Development Holding Ltd., 6.15%, 08/24/24		200	200,000
Sunac China Holdings Ltd. 6.50%, 07/09/23		200	194,500
7.00%, 07/09/25		200	192,990
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	174,875
Times China Holdings Ltd., 6.75%, 07/16/23		200	204,312
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	192,750
Yango Justice International Ltd., 8.25%, 11/25/23		200	200,188
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	209,500
Yuzhou Group Holdings Co. Ltd., 7.38%, 01/13/26		200	192,438
Zhenro Properties Group Ltd., 9.15%, 03/08/22(h)		200	206,750

			9,722,791

Road & Rail — 0.1%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	100	130,142

Textiles, Apparel & Luxury Goods(a) — 0.0%
Hanesbrands, Inc., 4.88%, 05/15/26(h)	USD	16	17,080
William Carter Co., 5.63%, 03/15/27		9	9,394

			26,474

Thrifts & Mortgage Finance — 0.3%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22(h)		200	193,437
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(a)		11	11,213
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.(a) 3.63%, 03/01/29		69	68,396
3.88%, 03/01/31		56	55,300
Quicken Loans, Inc., 5.25%, 01/15/28(a)(h)		36	37,932

			366,278

Transportation Infrastructure — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)(h)		200	178,000

Utilities — 1.7%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)(h)		200	204,937
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)(b)		318	397
Centrais Eletricas Brasileiras SA(a)(h) 3.63%, 02/04/25		352	350,680
4.63%, 02/04/30		256	255,360
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	100	116,607
Electricite de France SA, (12 year EUR Swap + 3.04%), 5.00%(k)(l)		100	127,791
Genneia SA, 8.75%, 01/20/22(a)	USD	265	205,127
Huachen Energy Co. Ltd., 6.63%, 05/18/20(b)(i)		200	71,000
Inkia Energy Ltd., 5.88%, 11/09/27(a)(h)		400	417,625
Orano SA, 2.75%, 03/08/28	EUR	100	115,686
Vistra Operations Co. LLC(a)(h) 5.50%, 09/01/26	USD	17	17,744
5.63%, 02/15/27		23	24,270
5.00%, 07/31/27		343	359,464

			2,266,688

Security		Par (000)	Value

Wireless Telecommunication Services — 1.1%
Altice France SA 2.50%, 01/15/25	EUR	200	$223,352
2.13%, 02/15/25		100	110,503
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31(h)	USD	164	170,729
Sprint Corp., 7.88%, 09/15/23(h)		295	338,881
VEON Holdings BV, 4.00%, 04/09/25(a)(h)		200	207,000
VICI Properties LP/VICI Note Co., Inc.(a) 3.50%, 02/15/25		13	12,870
4.25%, 12/01/26		22	22,102
3.75%, 02/15/27		13	12,783
4.63%, 12/01/29(h)		200	203,500
4.13%, 08/15/30		17	16,724
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	100	116,512

			1,434,956

Total Corporate Bonds — 49.9% (Cost: $70,265,994)			66,963,758

Floating Rate Loan Interests(c)

Aerospace & Defense — 0.4%
Trandigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.40%, 12/09/25	USD	610	576,124

Air Freight & Logistics — 0.9%
WestJet Airlines Ltd., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,078	931,579
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 02/24/25		335	327,863

			1,259,442

Airlines — 0.4%
Allegiant Travel Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.25%, 02/05/24		608	559,073

Building Products — 0.0%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.44%, 07/31/26		23	23,269
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 12/14/24		29	27,787

			51,056

Commercial Services & Supplies(e) — 0.4%
Interface Security Systems LLC, Term Loan, (3 mo. LIBOR + 7.00%), 7.25%, 08/07/23		446	430,735
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.44%, 09/19/26		31	30,455

			461,190

Construction & Engineering — 0.5%
Pike Corp., 2020 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 07/24/26		52	51,480
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 04/12/25		623	610,309

			661,789

Diversified Financial Services — 5.2%
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 4.00%, 02/17/23(e)		60	53,580
Luxembourg Life Fund, Long Term Loan G, (Fixed + 9.00%), 9.00%, 08/03/27(e)		2,670	2,646,771

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Opendoor GP II LLC, Term Loan, (Fixed + 10.00%), 10.00%, 01/23/26(e)	USD	2,000	$2,000,000
RNTR Seer Financing, Term Loan, (1 mo. LIBOR + 2.38%), 2.63%, 12/20/21(e)		1,915	1,886,756
Spectacle Gary Holdings LLC, Term Loan B, (3 mo. LIBOR + 9.00%), 11.00%, 12/23/25		378	357,103

			6,944,210

Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		306	307,763

Electric Utilities — 0.1%
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/23/25		158	154,190

Food Products — 2.8%
Arnott’s Biscuits Ltd., AUD 2nd Lien Term Loan, (BBSY + 8.50%, 1.00% Floor), 9.50%, 12/17/27(e)	AUD	5,500	3,789,678

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc., 2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.65%, 02/16/23	USD	901	892,439
Select Medical Corp., 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 2.78%, 03/06/25		102	98,664

			991,103

Hotels, Restaurants & Leisure — 1.5%
18 Fremont Street Acquisition LLC, Term Loan B, (3 mo. LIBOR + 8.00%), 9.50%, 08/09/25		800	720,164
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.89%, 02/02/26(e)		172	153,283
Caesars Resort Collection LLC, 2020 Term Loan, (1 mo. LIBOR + 4.50%), 4.65%, 07/20/25		162	156,555
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.25%, 10/04/23		220	195,269
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(e)		152	145,160
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/10/24		576	575,230

			1,945,661

Media — 1.1%
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 0.45%, 1.00% Floor), 4.65%, 12/12/26		358	346,519
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.65%, 04/15/27		177	171,388
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 08/24/26		612	472,123
Intelsat Jackson Holdings SA, 2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22		144	146,574
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 1.66%, 02/06/27		24	23,460
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 2.65%, 05/29/26		295	286,122

			1,446,186

Oil, Gas & Consumable Fuels — 1.2%
Buckeye Partners LP, 2019 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 11/01/26		556	545,081

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
California Resources Corp.
2017 1st Lien Term Loan, 0.00%, 12/31/22(g)(i)(o)	USD	475	$170,867
2020 Junior DIP Term Loan, (1 mo. LIBOR + 9.00%), 10.00%, 01/15/21(e)		284	281,427
Chesapeake Energy Corp., 2019 Last Out Term Loan, (1 mo. LIBOR + 8.00%), 9.00%, 06/24/24(e)(g)(i)		399	271,320
CITGO Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		396	370,755

			1,639,450

Pharmaceuticals — 0.9%
Bausch Health Cos., Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 11/27/25		836	815,536
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.10%, 11/15/27		353	344,860

			1,160,396

Road & Rail — 0.1%
Genesee & Wyoming Inc. (New), Term Loan, (3 mo. LIBOR + 2.00%), 2.22%, 12/30/26		171	168,172

Total Floating Rate Loan Interests — 16.5% (Cost: $23,146,597)			22,115,483

Foreign Agency Obligations

Bahrain — 0.6%
Bahrain Government International Bond, 6.75%, 09/20/29		200	214,000
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(h)		481	535,112

			749,112

Colombia — 0.6%
Colombia Government International Bond 8.13%, 05/21/24		81	97,969
4.50%, 01/28/26(h)		512	565,920
4.13%, 05/15/51		200	208,500

			872,389

Dominican Republic — 0.7%
Dominican Republic International Bond 5.50%, 01/27/25(h)		400	425,000
5.95%, 01/25/27(h)		241	258,548
4.88%, 09/23/32(a)		155	153,450
6.40%, 06/05/49		150	150,422

			987,420

Egypt — 1.2%
Egypt Government International Bond 5.58%, 02/21/23(a)(h)		520	533,487
5.58%, 02/21/23(h)		351	360,104
5.75%, 05/29/24(a)		230	235,175
7.50%, 01/31/27(a)(h)		257	269,529
8.50%, 01/31/47(h)		284	274,060

			1,672,355

Indonesia — 0.8%
Indonesia Government International Bond 3.50%, 01/11/28		565	617,616

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
Indonesia Government International Bond (continued)
4.10%, 04/24/28	USD	200	$227,250
4.75%, 02/11/29		200	236,750

			1,081,616

Mexico — 0.2%
Mexico Government International Bond, 3.75%, 01/11/28(h)		200	215,125

Panama — 0.4%
Panama Government International Bond 3.16%, 01/23/30		206	223,767
4.50%, 04/16/50(h)		200	249,750

			473,517

Paraguay — 0.3%
Paraguay Government International Bond, 5.40%, 03/30/50(a)(h)		300	363,188

Peru — 0.2%
Peruvian Government International Bond, 5.63%, 11/18/50(h)		147	234,511

Romania — 0.2%
Romanian Government International Bond, 3.00%, 02/14/31(a)(h)		250	256,563

Saudi Arabia — 0.2%
Saudi Government International Bond, 4.50%, 04/17/30(h)		206	246,428

Sri Lanka — 0.2%
Sri Lanka Government International Bond 6.85%, 03/14/24		200	146,625
7.55%, 03/28/30		200	135,000

			281,625

Ukraine — 0.6%
Ukraine Government International Bond 7.75%, 09/01/23		150	152,400
8.99%, 02/01/24(h)		200	208,700
7.75%, 09/01/25		110	110,000
7.25%, 03/15/33(a)(h)		400	367,000

			838,100

Total Foreign Agency Obligations — 6.2% (Cost: $8,173,975)			8,271,949

Security		Shares	Value

Investment Companies

Fixed Income Funds — 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF(p)		32,255	$2,706,194

Total Investment Companies — 2.0% (Cost: $2,612,620)			2,706,194

		Par (000)

Non-Agency Mortgage-Backed Securities

Asset-Backed Securities(a)(e) — 1.3%
CSMC Trust
Series 2019-JR1, Class B3, 16.56%, 09/27/66	USD	2,308	1,473,689
Series 2019-JR1, Class PT2, 0.00%, 03/25/59		879	320,964

			1,794,653

Collateralized Mortgage Obligations(a) — 2.3%
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(b)		967	824,425
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36		1,901	941,481
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, (1 mo. LIBOR), 4.72%, 02/25/38		3,943	1,362,696

			3,128,602

Commercial Mortgage-Backed Securities — 11.4%
225 Liberty Street Trust, Series 2016-225L, Class E, 4.80%, 02/10/36(a)(b)		750	773,684
Barclays Commercial Mortgage Trust
Series 2019-C3, Class C, 4.18%, 05/15/52		482	484,650
Series 2019-C3, Class D, 3.00%, 05/15/52(a)		770	623,317
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 02/15/53(a)		267	225,033
BX Commercial Mortgage Trust(a)(c)
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.80%, 10/15/36		1,614	1,573,825
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.15%, 12/15/36		400	393,140
Citigroup Commercial Mortgage Trust(a)(b)
Series 2019-PRM, Class E, 4.89%, 05/10/36		500	513,894
Series 2019-PRM, Class F, 4.89%, 05/10/36		750	754,678
COMM GAM, Series 2013-GAM, Class E, 3.53%, 02/10/28(a)(b)		500	356,353
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class C, 5.05%, 11/15/51(b)		750	805,754
Series 2019-C17, Class D, 2.50%, 09/15/52(a)		689	507,313
CSMC Trust, Series 2020-NET, Class E, 3.83%, 08/15/37(a)(b)		750	739,124
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)		275	272,976
Del Amo Fashion Center Trust, Series 2017-AMO, Class D, 3.76%, 06/05/35(a)(b)		500	369,837

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(b)	USD	700	$614,425
JP Morgan Chase Commercial Mortgage Securities Trust(a)(c)
Series 2019-BKWD, Class E, (1 mo. LIBOR US + 2.60%), 2.75%, 09/15/29		165	146,565
Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.40%, 12/15/36		275	245,102
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class D, 3.00%, 06/13/52(a)		750	538,678
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		625	505,437
Morgan Stanley Capital I Trust(a)
Series 2014-150E, Class F, 4.44%, 09/09/32(b)		700	654,132
Series 2017-H1, Class D, 2.55%, 06/15/50		753	548,645
Series 2018-MP, Class E, 4.42%, 07/11/40(b)		750	592,571
Series 2019-H7, Class D, 3.00%, 07/15/52		750	586,955
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(c)		800	730,257
US 2018-USDC, Series 2018-USDC, Class E, 4.64%, 05/13/38(a)(b)		500	414,679
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class D, 4.24%, 05/15/48(b)		750	627,081
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.89%, 02/15/37(a)(c)		800	664,541

			15,262,646

Total Non-Agency Mortgage-Backed Securities — 15.0% (Cost: $22,919,621)			20,185,901

Preferred Securities

Capital Trusts — 7.5%

Automobiles — 0.3%
Volkswagen International Finance NV, 3.88%(k)(l)	EUR	300	354,742

Banks(k)(l) — 3.5%
ABN AMRO Bank NV, 4.75%		400	470,152
AIB Group PLC, 6.25%		200	233,904
Banco Bilbao Vizcaya Argentaria SA, Series 9, 6.50%	USD	200	199,000
Banco Mercantil del Norte SA, 6.75%(a)(h)		300	294,937
Bank of East Asia Ltd., 5.88%		250	250,313
Bankia SA, 6.38%	EUR	200	239,534
BAWAG Group AG, 5.00%		200	230,940
Burgan Bank SAK, 5.75%	USD	200	197,875
Cooperatieve Rabobank UA
4.63%	EUR	200	240,707
4.38%		400	480,118
Erste Group Bank AG
5.13%		400	469,849
8.88%		200	250,216
ING Groep NV, 6.75%(h)	USD	400	423,000
Intesa Sanpaolo SpA, 7.75%	EUR	200	263,404
KBC Group NV, 4.25%		400	458,115

			4,702,064

Diversified Financial Services(k) — 2.9%
Banco Santander SA, 6.75%(l)		400	489,321

Security		Par (000)	Value

Diversified Financial Services (continued)
BNP Paribas SA(h)(l)
6.63%	USD	200	$211,750
7.38%		200	222,750
Credit Agricole SA(l)
6.50%	EUR	200	239,731
6.88%(h)	USD	300	323,064
Credit Suisse Group AG(a)(h)(l)
6.38%		350	374,063
7.50%		300	316,593
HSBC Holdings PLC, 6.25%(h)(l)		450	452,813
Societe Generale SA, 7.38%(b)		300	308,625
UBS Group AG, 7.00%(h)(l)		450	500,062
UniCredit SpA, 6.63%(l)	EUR	400	464,230

			3,903,002

Diversified Telecommunication Services(k)(l) — 0.3%
Telefonica Europe BV
4.38%		200	246,909
3.88%		200	239,368

			486,277

Electric Utilities — 0.1%
RWE AG, 2.75%, 04/21/75(l)		100	117,245

Insurance — 0.2%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50(h)(l)	USD	300	333,296

Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets PLC, 3.25%(k)(l)	EUR	100	120,395

Utilities — 0.1%
Electricite de France SA, 5.38%(k)(l)		100	128,581

Total Capital Trusts — 7.5%			10,145,602

Total Preferred Securities — 7.5% (Cost: $9,934,136)			10,145,602

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities(a)(b) — 1.2%
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/27	USD	500	525,670
Series 2019-K99, Class C, 3.77%, 10/25/52		1,000	1,034,702

			1,560,372

Total U.S. Government Sponsored Agency Securities — 1.2% (Cost: $1,475,264)			1,560,372

		Shares

Warrants

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Expires 06/30/23)(g)		428	676

Total Warrants — 0.0% (Cost: $1,840)			676

Total Long-Term Investments — 127.6% (Cost: $179,715,147)			171,348,365

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(p)(q)	5,898,952	$5,898,952

Total Short-Term Securities — 4.4% (Cost: $5,898,952)		5,898,952

Options Purchased — 0.0% (Cost: $14,075)		2,725

Total Investments — 132.0% (Cost: $185,628,174)		177,250,042

Liabilities in Excess of Other Assets — (32.0)%		(42,998,188)

Net Assets — 100.0%		$134,251,854

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	When-issued security.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Amount is less than 500.
(g)	Non-income producing security.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Perpetual security with no stated maturity date.
(l)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(m)	Zero-coupon bond.
(n)	Convertible security.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,440,464	$4,458,488	(a)	$—	$—	$—	$5,898,952	5,898,952	$10,974	$—
iShares iBoxx $ High Yield Corporate Bond ETF	6,969,684	6,445,803		(9,851,963)	(825,258)	(32,072)	2,706,194	32,255	118,849	—

					$(825,258)	$(32,072)	$8,605,146		$129,823	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	1.25	%(b)	01/22/20	Open	$115,876	$117,109	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	01/22/20	Open	186,300	188,282	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	01/22/20	Open	179,450	181,359	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	01/22/20	Open	164,014	165,759	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	02/07/20	Open	185,250	186,109	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.10	(b)	02/13/20	Open	295,500	297,954	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.00	(b)	02/19/20	Open	185,250	186,619	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	22,063	22,260	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	17,338	17,493	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	23,205	23,413	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	37,065	37,397	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	23,270	23,478	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	74,711	75,380	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	33,725	34,027	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	23,953	24,167	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	1.25	%(b)	02/19/20	Open	$44,700	$45,100	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	32,003	32,289	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	28,481	28,736	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	33,115	33,411	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	42,806	43,189	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	23,855	24,069	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/19/20	Open	32,400	32,690	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/20	Open	154,250	154,981	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/20	Open	149,500	150,208	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	03/04/20	Open	150,956	151,979	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	03/04/20	Open	160,250	161,476	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.35	(b)	03/04/20	Open	177,500	178,962	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	03/16/20	Open	12,513	12,591	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	03/16/20	Open	13,360	13,444	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	03/16/20	Open	13,600	13,686	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	03/16/20	Open	4,905	4,936	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	03/16/20	Open	10,290	10,355	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	03/16/20	Open	11,830	11,904	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	03/16/20	Open	14,004	14,092	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	03/16/20	Open	12,740	12,820	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	03/16/20	Open	13,600	13,694	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	03/16/20	Open	13,855	13,951	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	(b)	03/16/20	Open	15,323	15,450	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.55	(b)	03/18/20	Open	175,431	176,911	Capital Trusts	Open/Demand
RBC Capital Markets LLC	1.04	(b)	03/25/20	Open	331,295	333,104	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	03/26/20	Open	142,250	142,993	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	04/15/20	Open	188,500	188,940	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	04/15/20	Open	458,880	460,700	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.00	(b)	04/15/20	Open	494,017	496,323	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	04/15/20	Open	219,000	220,022	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	04/15/20	Open	484,487	486,748	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.10	(b)	04/15/20	Open	166,500	167,355	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	(b)	04/15/20	Open	173,250	174,139	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	(b)	04/15/20	Open	169,982	170,895	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.15	(b)	04/15/20	Open	171,750	172,672	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	(b)	04/15/20	Open	202,716	203,804	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	(b)	04/15/20	Open	174,500	175,477	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	(b)	04/15/20	Open	155,000	155,868	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/15/20	Open	427,700	430,195	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/15/20	Open	599,375	602,871	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/15/20	Open	303,000	304,767	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/15/20	Open	241,495	242,904	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/15/20	Open	258,395	259,903	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/15/20	Open	332,500	334,440	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.50	(b)	04/15/20	Open	324,000	326,268	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.50	(b)	04/15/20	Open	190,000	191,330	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	05/08/20	Open	56,919	57,207	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.40	(b)	05/08/20	Open	38,829	39,039	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.25	(b)	05/11/20	Open	98,776	99,263	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	05/12/20	Open	130,750	131,386	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.25	(b)	05/29/20	Open	196,591	197,445	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.94	(b)	06/30/20	Open	132,050	132,371	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	(b)	07/07/20	Open	330,500	331,397	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	07/08/20	Open	23,037	23,092	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/20	Open	244,145	244,746	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	18,254	18,281	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	14,893	14,915	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	14,788	14,809	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	16,440	16,464	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	17,510	17,536	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	14,420	14,441	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	12,513	12,531	Corporate Bonds	Open/Demand

12

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	0.85	%(b)	07/29/20	Open	$17,240	$17,266	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	14,630	14,652	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	17,680	17,706	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	12,225	12,243	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	18,743	18,770	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	10,288	10,303	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	18,120	18,147	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	18,551	18,579	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	17,280	17,306	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	16,088	16,111	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	12,390	12,408	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	19,805	19,834	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	21,144	21,175	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	14,613	14,634	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open	10,388	10,403	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	07/29/20	Open	346,500	347,106	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.25	(b)	07/29/20	Open	202,162	202,604	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.30	(b)	08/10/20	Open	180,500	180,832	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	08/20/20	Open	167,202	167,368	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	08/24/20	Open	201,250	201,467	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.49	(b)	09/10/20	Open	218,250	218,309	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.49	(b)	09/10/20	Open	226,000	226,062	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open	161,000	161,061	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/10/20	Open	352,000	352,147	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	09/10/20	Open	386,500	386,683	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	09/10/20	Open	140,940	141,007	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	09/10/20	Open	329,062	329,218	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.85	(b)	09/10/20	Open	491,822	492,055	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.85	(b)	09/10/20	Open	250,254	250,372	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	09/14/20	Open	213,467	213,520	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.75	(b)	09/14/20	Open	267,810	267,899	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/14/20	Open	162,250	162,311	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	09/16/20	Open	16,695	16,702	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open	449,257	449,347	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open	645,701	645,830	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open	378,687	378,763	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open	586,575	586,692	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open	537,561	537,669	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open	273,135	273,190	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open	534,465	534,572	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	389,361	389,444	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	608,944	609,073	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	301,070	301,134	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	219,200	219,247	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	459,174	459,271	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	187,590	187,630	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	178,920	178,958	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	330,645	330,715	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	302,256	302,320	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	267,600	267,657	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	234,574	234,624	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	315,400	315,467	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	418,380	418,469	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	242,122	242,174	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	361,860	361,937	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	156,250	156,283	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	252,000	252,054	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	534,544	534,657	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	379,687	379,768	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	537,560	537,644	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	282,187	282,231	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	145,113	145,135	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	0.80	%(b)	09/23/20	Open	$240,375	$240,412	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	397,440	397,502	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	821,457	821,585	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	277,300	277,343	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	528,626	528,708	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	472,820	472,894	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open	240,375	240,391	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/24/20	Open	387,712	387,761	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/24/20	Open	486,181	486,243	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/24/20	Open	380,531	380,582	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/25/20	Open	376,875	376,891	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	09/25/20	Open	371,378	371,399	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	09/25/20	Open	540,000	540,034	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/25/20	Open	238,875	238,891	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/25/20	Open	681,562	681,608	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/25/20	Open	507,150	507,184	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/25/20	Open	377,000	377,027	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/25/20	Open	359,500	359,525	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	09/25/20	Open	306,000	306,010	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	09/25/20	Open	355,000	355,030	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.48	(b)	09/25/20	Open	628,789	628,814	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	190,000	190,010	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	308,347	308,363	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	68,580	68,584	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	557,992	558,023	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	65,275	65,279	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open	529,982	530,012	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open	231,346	231,359	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open	520,922	520,952	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/25/20	Open	128,668	128,676	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/25/20	Open	38,588	38,590	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open	213,995	214,010	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open	185,500	185,505	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open	206,920	206,926	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open	203,500	203,506	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open	219,375	219,381	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open	189,630	189,635	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open	244,595	244,604	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open	297,440	297,451	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open	214,170	214,178	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open	220,816	220,824	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open	219,357	219,365	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	09/28/20	Open	310,169	310,182	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/28/20	Open	413,437	413,456	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/28/20	Open	147,190	147,197	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/28/20	Open	178,500	178,508	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/28/20	Open	319,500	319,514	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open	105,820	105,823	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open	199,755	199,760	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open	216,630	216,635	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open	480,937	480,950	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open	209,500	209,505	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	151,743	151,748	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	91,328	91,331	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	20,758	20,758	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	09/28/20	Open	19,399	19,399	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	26,118	26,118	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	250,040	250,049	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	93,585	93,588	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	165,345	165,351	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	701,250	701,275	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	190,350	190,357	Corporate Bonds	Open/Demand

14

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	0.65	%(b)	09/28/20	Open	$98,600	$98,604	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	19,740	19,741	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	240,300	240,309	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	202,920	202,927	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	21,275	21,276	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	28,275	28,276	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	23,040	23,041	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	32,944	32,945	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	27,586	27,587	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	26,780	26,781	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	28,770	28,771	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	20,186	20,187	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	33,721	33,722	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	41,635	41,636	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	51,165	51,167	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	34,213	34,214	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	18,150	18,151	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	21,361	21,362	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	26,130	26,131	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	35,846	35,848	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	16,221	16,222	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open	198,742	198,750	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open	173,500	173,507	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open	169,500	169,507	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open	141,250	141,255	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open	82,000	82,003	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open	167,000	167,006	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open	130,853	130,858	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open	148,086	148,092	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open	139,500	139,505	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/28/20	Open	149,360	149,366	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	09/28/20	Open	19,125	19,126	Corporate Bonds	Open/Demand

					$46,428,983	$46,497,030

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Note	13	12/21/20	$2,079	$4,582
U.S. Long Treasury Bond	5	12/21/20	881	(2,476)
U.S. Ultra Treasury Bond	37	12/21/20	8,207	1,947

				4,053

Short Contracts
10-Year U.S. Treasury Note	10	12/21/20	1,395	(3,894)
2-Year U.S. Treasury Note	9	12/31/20	1,989	(1,132)
5-Year U.S. Treasury Note	29	12/31/20	3,655	(4,162)

				(9,188)

				$(5,135)

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	10,325,234	USD	12,086,708	Deutsche Bank AG	10/05/20	$19,862
EUR	977,000	USD	1,144,067	UBS AG	10/05/20	1,488
GBP	123,000	USD	158,177	BNP Paribas S.A.	10/05/20	538
GBP	697,000	USD	895,933	Morgan Stanley & Co. International PLC	10/05/20	3,452
USD	117,425	EUR	99,000	Bank of America N.A.	10/05/20	1,345
USD	217,227	EUR	183,314	BNP Paribas S.A.	10/05/20	2,287
USD	12,284,705	EUR	10,325,234	Deutsche Bank AG	10/05/20	178,135
USD	207,254	EUR	173,171	JPMorgan Chase Bank N.A.	10/05/20	4,207
USD	1,345,220	EUR	1,125,000	UBS AG	10/05/20	26,132
USD	924,716	GBP	697,000	Morgan Stanley & Co. International PLC	10/05/20	25,330
USD	167,700	GBP	126,000	UBS AG	10/05/20	5,114
EUR	305,000	USD	357,198	Morgan Stanley & Co. International PLC	11/04/20	643
USD	1,147,706	EUR	977,000	BNP Paribas S.A.	11/04/20	1,443
USD	3,982,596	AUD	5,472,500	Morgan Stanley & Co. International PLC	12/16/20	62,131

						332,107

EUR	977,000	USD	1,146,994	BNP Paribas S.A.	10/05/20	(1,439)
EUR	305,000	USD	362,597	Morgan Stanley & Co. International PLC	10/05/20	(4,978)
USD	440,404	EUR	376,000	Deutsche Bank AG	10/05/20	(465)
USD	356,976	EUR	305,000	Morgan Stanley & Co. International PLC	10/05/20	(643)
EUR	93,429	USD	109,635	Morgan Stanley & Co. International PLC	11/04/20	(20)
USD	12,094,153	EUR	10,325,234	Deutsche Bank AG	11/04/20	(19,911)
USD	1,144,775	EUR	977,000	UBS AG	11/04/20	(1,488)
USD	158,202	GBP	123,000	BNP Paribas S.A.	11/04/20	(538)
USD	896,074	GBP	697,000	Morgan Stanley & Co. International PLC	11/04/20	(3,454)

						(32,936)

						$299,171

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	11/03/20	CAD	1.36	USD	1,000	$1,887
USD Currency	JPMorgan Chase Bank N.A.	11/03/20	CNH	7.05	USD	685	838

							$2,725

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	CCC	USD	6,453	$340,369	$(475,008)	$815,377
CDX.NA.HY.34.V9	5.00	Quarterly	06/20/25	B-	USD	5,336	269,670	(13,246)	282,916

							$610,039	$(488,254)	$1,098,293

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

16

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NA	USD	5,000	$(1,313,650)	$(7,960)	$(1,305,690)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NA	USD	5,000	(1,313,649)	(20,398)	(1,293,251)

								$(2,627,299)	$(28,358)	$(2,598,941)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$38,767,923	$360,716	$39,128,639
Common Stocks
Equity Real Estate Investment Trusts (REITs)	15,900	—	—	15,900
Hotels, Restaurants & Leisure	159,771	—	—	159,771
Oil, Gas & Consumable Fuels	—	94,120	—	94,120
Corporate Bonds
Aerospace & Defense	—	863,906	—	863,906
Air Freight & Logistics	—	18,006	—	18,006
Airlines	—	713,417	95,069	808,486
Auto Components	—	495,904	—	495,904
Automobiles	—	621,022	—	621,022
Banks	—	1,053,146	—	1,053,146
Beverages	—	1,417,497	—	1,417,497
Building Materials	—	175,792	—	175,792
Capital Markets	—	235,662	—	235,662
Chemicals	—	2,280,367	—	2,280,367
Commercial Services & Supplies	—	1,296,910	—	1,296,910
Construction & Engineering	—	109,934	—	109,934

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Construction Materials	$—	$473,909	$—	$473,909
Consumer Discretionary	—	228,887	—	228,887
Consumer Finance	—	956,547	—	956,547
Containers & Packaging	—	469,384	—	469,384
County/City/Special District/School District	—	26,062	—	26,062
Diversified Financial Services	—	1,234,157	—	1,234,157
Diversified Telecommunication Services	—	953,462	—	953,462
Electric Utilities	—	2,586,547	—	2,586,547
Energy Equipment & Services	—	436,635	—	436,635
Environmental, Maintenance, & Security Service	—	9,337	—	9,337
Equity Real Estate Investment Trusts (REITs)	—	2,070,874	—	2,070,874
Food & Staples Retailing	—	1,223,302	—	1,223,302
Food Products	—	841,084	—	841,084
Health Care Providers & Services	—	3,034,204	—	3,034,204
Hotels, Restaurants & Leisure	—	3,590,401	—	3,590,401
Household Durables	—	6,130,248	—	6,130,248
Household Products	—	40,550	—	40,550
Independent Power and Renewable Electricity Producers	—	1,679,652	—	1,679,652
Insurance	—	1,383,151	—	1,383,151
Interactive Media & Services	—	278,835	—	278,835
Internet Software & Services	—	212,861	—	212,861
Machinery	—	582,173	—	582,173
Media	—	3,427,633	—	3,427,633
Metals & Mining	—	2,481,676	—	2,481,676
Oil, Gas & Consumable Fuels	—	7,728,212	433,600	8,161,812
Pharmaceuticals	—	827,520	—	827,520
Producer Durables: Miscellaneous	—	120,894	—	120,894
Real Estate Management & Development	202,958	9,519,833	—	9,722,791
Road & Rail	—	130,142	—	130,142
Textiles, Apparel & Luxury Goods	—	26,474	—	26,474
Thrifts & Mortgage Finance	—	366,278	—	366,278
Transportation Infrastructure	—	178,000	—	178,000
Utilities	—	2,266,688	—	2,266,688
Wireless Telecommunication Services	—	1,434,956	—	1,434,956
Floating Rate Loan Interests	—	10,426,318	11,689,165	22,115,483
Foreign Agency Obligations	—	8,271,949	—	8,271,949
Investment Companies	2,706,194	—	—	2,706,194
Non-Agency Mortgage-Backed Securities	—	18,391,248	1,794,653	20,185,901
Preferred Securities
Capital Trusts	—	10,145,602	—	10,145,602
U.S. Government Sponsored Agency Securities	—	1,560,372	—	1,560,372
Warrants	—	676	—	676
Short-Term Securities
Money Market Funds	5,898,952	—	—	5,898,952
Options Purchased
Foreign Currency Exchange Contracts	—	2,725	—	2,725
Unfunded Floating Rate Loan Interests(a)	—	2,284	—	2,284
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(766)	—	(766)

	$8,983,775	$153,894,582	$14,373,203	$177,251,560

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$1,098,293	$—	$1,098,293
Foreign Currency Exchange Contracts	—	332,107	—	332,107
Interest Rate Contracts	6,529	—	—	6,529
Liabilities
Credit Contracts	—	(2,598,941)	—	(2,598,941)

18

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(32,936)	$—	$(32,936)
Interest Rate Contracts	(11,664)	—	—	(11,664)

	$(5,135)	$(1,201,477)	$—	$(1,206,612)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $46,497,030 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening balance, as of December 31, 2019	$2,664,197	$128,960	$8,848,255	$2,357,381	$13,998,793
Transfers into Level 3(a)	300,000	—	442,384	—	742,384
Transfers out of Level 3(b)	(2,417,334)	—	(409,050)	—	(2,826,384)
Accrued discounts/premiums	—	—	3,544	170,349	173,893
Net realized gain (loss)	—	—	(6,425)	17,925	11,500
Net change in unrealized appreciation (depreciation)(c)	(174,333)	(123,091)	(242,601)	(695,713)	(1,235,738)
Purchases	—	542,000	5,137,404	—	5,679,404
Sales	(11,814)	(19,200)	(2,084,346)	(55,289)	(2,170,649)

Closing balance, as of September 30, 2020	$360,716	$528,669	$11,689,165	$1,794,653	$14,373,203

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(c)	$(174,333)	$(123,091)	$(245,371)	$(695,714)	$(1,238,509)

(a)

As of December 31, 2019, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2020, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2019, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2020, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $5,174,638. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobserable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset-Backed Securities	$236,312	Income	Discount Rate	17%	—
Corporate Bonds	95,069	Income	Discount Rate	10%	—
Floating Rate Loan Interests(b)	8,867,184	Income	Discount Rate	10% - 13%	11%

	$9,198,565

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end September 30, 2020, the valuation technique for investments classified as Floating Rate Interests amounting to $3,789,678 changed to income approach. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CNH	Chinese Yuan

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

SAB	Special Assessment Bonds

20